STOCK-BASED COMPENSATION EXPENSE - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 52,670	$ 38,227	$ 102,936	$ 39,540	$ 137,991	$ 4,858	$ 3,843
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	10,228	2,880	20,550	3,238	15,862	653	513
Selling, general, and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 42,442	$ 35,347	$ 82,386	$ 36,302	$ 122,129	$ 4,205	$ 3,330